INCOME TAXES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$ 1,720,000	$ 1,170,000
Less valuation allowance	(1,720,000)	(1,170,000)
Net operating loss carry forward	$ 5,071,000	$ 3,440,000